UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT MONEY MARKET FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2005

[LOGO OF USAA]
   USAA(R)

                          USAA TAX EXEMPT
                                MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                        A n n u a l   R e p o r t

--------------------------------------------------------------------------------
   MARCH 31, 2005                                 USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Distributions to Shareholders                                            11

   Report of Independent Registered
      Public Accounting Firm                                                12

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        32

   Financial Statements                                                     33

   Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                             42

DIRECTORS' AND OFFICERS' INFORMATION                                        44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                      . . . YOUR USAA FIXED-INCOME TEAM
[PHOTO OF CHRISTOPHER W. CLAUS]              HAS CONSISTENTLY DELIVERED
                                           `BEST-IN-CLASS' PERFORMANCE . . .

                                                        "

                                                                     April 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has consistently delivered "best-in-class" performance by concentrating on risk management and taking a disciplined view of income accumulation and the interest-rate environment. In the months ahead, your portfolio management team will be paying special attention to the rate of inflation and its impact on long-term interest rates. Since June 2004, the Federal Reserve Board (the Fed) has steadily increased short-term rates, improving the yields of most money markets. We expect the Fed to maintain its measured pace through the end of 2005.

                 But longer-term rates haven't followed. Why? In congressional testimony, Fed Chairman Alan Greenspan said that the low level of long-term rates was a "conundrum." Apparently, the bond market did not expect long-term rates to rise very far. (While the Fed sets short-term rates, market sentiment controls longer-term interest rates.) If inflation increases, however, the market may decide to push rates higher. Although we do not anticipate a dramatic increase, we believe rates could gradually trend upward over the next 12 months, with the 10-year Treasury reaching a target range of 4.75% to 5%.

                 In this environment, our strategy is threefold. First, we work hard to generate high current income, which is critical to long-term returns. Second, we look to limit share-price volatility by

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 positioning the portfolio at advantageous points along the yield curve. Third, we maintain our focus on credit analysis. Using credit analysis, we evaluate opportunities in the market to determine if they offer adequate reward for their given level of risk.

                 Going forward, your portfolio management team will continue working hard on your behalf. We will also remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

                 From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. O AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. O SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

[LOGO OF LIPPER FUND AWARDS        FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
        USA 2005]                  2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                            1/31/05                 3/31/04
--------------------------------------------------------------------------------
Net Assets                             $1,886.9 Million         $1,858.4 Million
Net Asset Value Per Share                  $1.00                     $1.00

--------------------------------------------------------------------------------
                                                 3/31/05          3/31/04
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity       31 Days          39 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/05
--------------------------------------------------------------------------------

1 YEAR                5 YEARS               10 YEARS               7-DAY YIELD
1.07%                  1.77%                 2.58%                    1.71%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 7-DAY YIELD COMPARISON

            [CHART OF 7-DAY YIELD COMPARISON]

                         USAA TAX
                       EXEMPT MONEY          IMONEYNET
                        MARKET FUND           AVERAGE
                       ------------          ----------
 3/29/2004                 0.65%               0.39%
 4/26/2004                 0.71                0.45
 5/24/2004                 0.69                0.43
 6/28/2004                 0.71                0.45
 7/26/2004                 0.68                0.43
 8/30/2004                 0.92                0.63
 9/27/2004                 1.07                0.78
10/25/2004                 1.31                1.00
11/29/2004                 1.27                0.97
12/27/2004                 1.45                1.14
 1/24/2005                 1.42                1.14
 2/28/2005                 1.52                1.24
 3/28/2005                 1.66                1.37

                      [END CHART]

                     DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 3/28/05.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]           TONY ERA
                              USAA Investment Management Company

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO MARCH 31, 2005?

                 The USAA Tax Exempt Money Market Fund performed well for the one-year period ending March 31, 2005. During that time, iMoneyNet, Inc. ranked the Fund 8 out of 129 tax-exempt money market funds. The Fund had a return of 1.07%, and the average return for the category over the same period was 0.79%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 Given the growing strength of the U.S. economy, the Federal Reserve Board (the Fed) raised the federal funds rate (the rate charged to banks for overnight loans) seven times over the course of the reporting period, each time by a quarter of a percent. On March 31, 2005, the federal funds rate stood at 2.75%. In response, the yields on one-year tax-exempt notes rose from 1.04% in April 2004, to 2.63% on March 31, 2005, according to the Bond Buyer One-Year Note Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We continued to favor variable-rate demand notes (VRDNs) that reset daily or weekly, a feature that allows the Fund to capture higher yields as short-term rates rise. VRDNs also give the bondholder the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less.

                 When we found attractive opportunities, we selectively purchased notes and commercial paper from among various maturities. Our objective was to buy securities offering the potential for higher yields.

WHAT IS THE OUTLOOK?

                 We expect the Fed to be cautious over the near term while continuing to increase short-term rates at a measured pace. As interest rates rise, we will purchase securities that we believe have the potential to provide more tax-exempt income for our shareholders.

                 Thank you for your trust. You can count on us to continue working diligently on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------------
                    TOP 10  INDUSTRIES
                    (% of Net Assets)
-----------------------------------------------------------

Hospital                                              16.0%

Education                                             15.3%

Multifamily Housing                                   11.0%

General Obligation                                    10.5%

Electric Utilities                                     9.1%

Nursing/CCRC                                           5.4%

Municipal Finance                                      3.9%

Buildings                                              3.7%

Community Service                                      3.5%

Electric/Gas Utility                                   3.0%
-----------------------------------------------------------

                         PORTFOLIO MIX
                            3/31/05

                  [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                             77.7%
Put Bonds                                              13.9%
Fixed-Rate Instruments                                  8.3%

                          [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-31.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

--------------------------------------------------------------------------------
                    CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------
               [CHART OF CUMULATIVE PERFORMANCE]

                                                      USAA TAX
                                                    EXEMPT MONEY
                                                    MARKET FUND
                                                    -------------
03/31/95                                             $10000.00
04/30/95                                              10029.42
05/31/95                                              10065.32
06/30/95                                              10095.37
07/31/95                                              10125.04
08/31/95                                              10155.98
09/30/95                                              10185.74
10/31/95                                              10218.12
11/30/95                                              10249.29
12/31/95                                              10280.72
01/31/96                                              10312.66
02/29/96                                              10339.60
03/31/96                                              10365.42
04/30/96                                              10395.29
05/31/96                                              10425.71
06/30/96                                              10451.25
07/31/96                                              10479.43
08/31/96                                              10507.58
09/30/96                                              10537.00
10/31/96                                              10565.87
11/30/96                                              10593.25
12/31/96                                              10624.18
01/31/97                                              10652.79
02/28/97                                              10679.48
03/31/97                                              10707.23
04/30/97                                              10737.57
05/31/97                                              10769.51
06/30/97                                              10802.28
07/31/97                                              10833.57
08/31/97                                              10861.78
09/30/97                                              10894.67
10/31/97                                              10926.14
11/30/97                                              10955.92
12/31/97                                              10991.40
01/31/98                                              11021.73
02/28/98                                              11048.98
03/31/98                                              11079.73
04/30/98                                              11112.60
05/31/98                                              11144.03
06/30/98                                              11177.82
07/31/98                                              11208.76
08/31/98                                              11239.50
09/30/98                                              11270.74
10/31/98                                              11300.72
11/30/98                                              11331.02
12/31/98                                              11361.76
01/31/99                                              11389.00
02/28/99                                              11411.66
03/31/99                                              11441.46
04/30/99                                              11469.89
05/31/99                                              11498.83
06/30/99                                              11531.33
07/31/99                                              11559.56
08/31/99                                              11590.00
09/30/99                                              11620.31
10/31/99                                              11649.70
11/30/99                                              11684.03
12/31/99                                              11720.03
01/31/00                                              11751.62
02/29/00                                              11782.38
03/31/00                                              11817.03
04/30/00                                              11850.66
05/31/00                                              11898.72
06/30/00                                              11937.80
07/31/00                                              11976.00
08/31/00                                              12015.49
09/30/00                                              12053.95
10/31/00                                              12097.28
11/30/00                                              12137.91
12/31/00                                              12176.47
01/31/01                                              12210.97
02/28/01                                              12243.52
03/31/01                                              12274.12
04/30/01                                              12310.87
05/31/01                                              12343.82
06/30/01                                              12370.29
07/31/01                                              12396.74
08/31/01                                              12419.22
09/30/01                                              12438.53
10/31/01                                              12460.70
11/30/01                                              12478.67
12/31/01                                              12492.60
01/31/02                                              12505.29
02/28/02                                              12517.19
03/31/02                                              12529.53
04/30/02                                              12542.92
05/31/02                                              12558.06
06/30/02                                              12569.34
07/31/02                                              12581.13
08/31/02                                              12593.80
09/30/02                                              12605.78
10/31/02                                              12620.34
11/30/02                                              12633.58
12/31/02                                              12644.20
01/31/03                                              12653.66
02/28/03                                              12662.53
03/31/03                                              12671.78
04/30/03                                              12681.56
05/31/03                                              12692.15
06/30/03                                              12700.06
07/31/03                                              12706.05
08/31/03                                              12712.18
09/30/03                                              12718.81
10/31/03                                              12726.58
11/30/03                                              12734.01
12/31/03                                              12742.31
01/31/04                                              12749.35
02/29/04                                              12755.20
03/31/04                                              12761.75
04/30/04                                              12769.51
05/31/04                                              12776.56
06/30/04                                              12783.85
07/31/04                                              12791.50
08/31/04                                              12800.04
09/30/04                                              12810.55
10/31/04                                              12824.39
11/30/04                                              12837.69
12/31/04                                              12852.75
01/31/05                                              12866.72
02/28/05                                              12881.67
03/31/05                                              12898.50

                         [END CHART]

                     DATA FROM 3/31/95 THROUGH 3/31/05.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on their reinvested net investment income dividends and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2005. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2005.

12

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Tax Exempt Money Market Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 10, 2005

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

14

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                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank N.V., Bank of America, N.A., DEPFA Bank plc, Dexia Credit Local, Fleet Natl. Bank, JPMorgan Chase Bank, N.A., Morgan Stanley, RBC Centura Bank, Societe Generale, State Street Bank
                           & Trust Corp., U.S. Bank, N.A., or Wachovia Bank,
                           N.A.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: AIG SunAmerica Life Assurance Co., American International Group, Inc., Fannie Mae, Federal Home Loan Bank of Indianapolis, Freddie Mac, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or National Union Fire Insurance Co., Pittsburgh.

                 (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

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                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 CSD       Central School District

                 CP        Commercial Paper

                 EDC       Economic Development Corp.

                 GO        General Obligation

                 IDA       Industrial Development Authority/Agency

                 IDB       Industrial Development Board

                 IDRB      Industrial Development Revenue Bond

                 ISD       Independent School District

                 MERLOT    Municipal Exempt Receipts - Liquidity Optional Tender

                 MFH       Multifamily Housing

                 MLO       Municipal Lease Obligation

                 MTA       Metropolitan Transportation Authority

                 PCRB      Pollution Control Revenue Bond

                 PUTTER    Puttable Tax-Exempt Receipts

                 RAN       Revenue Anticipation Note

                 RB        Revenue Bond

                 TAN       Tax Anticipation Note

                 USD       Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (77.7%)

              ALABAMA (5.1%)
  $ 5,025     Alexander City Medical Facilities RB,
                 Series 2003A (LOC - AmSouth Bank, N.A.)                2.30%            10/01/2023            $    5,025
              Birmingham Medical Clinic Board RB,
    6,500        Series 1998 (LOC - Wachovia Bank, N.A.)                2.17             10/01/2028                 6,500
    7,030        Series 2002A (LOC - Columbus Bank &
                 Trust Co.)                                             2.45              2/01/2012                 7,030
    6,700     Greater Montgomery Educational Building
                 Auth. RB, Series 2003A (LOC - AmSouth
                 Bank, N.A.)                                            2.40              6/01/2023                 6,700
    2,590     Huntsville Educational Building RB,
                 (Oakwood College Project)
                 (LOC - First Commercial Bank)                          2.48             12/01/2022                 2,590
              Mobile Special Care Facilities Financing
                 Auth. RB,
    2,250        Series 2001 (LOC - Wachovia Bank, N.A.)                2.22              7/01/2021                 2,250
    1,390        Series 2001 (LOC - Wachovia Bank, N.A.)                2.22              6/01/2026                 1,390
   20,935     Southeast Gas District RB,
                 Series 2003B (LIQ)(INS)                                2.30              6/01/2023                20,935
    6,380     Sumiton Educational Building Auth. RB,
                 (East Walker Education and Development
                 Project) (LOC - First Commercial Bank)                 2.48              5/01/2032                 6,380
              Taylor-Ryan Improvement District RB,
   18,310        Series 2004B (LOC - Columbus
                 Bank & Trust Co.)                                      2.30              8/01/2034                18,310
    4,400        Series 2004C (LOC - Columbus
                 Bank & Trust Co.)                                      2.30              8/01/2034                 4,400
   14,500     Tuscaloosa Educational Building Auth. RB,
                 Series 2002A (LOC - AmSouth Bank, N.A.)                2.40             10/01/2023                14,500

              ALASKA (0.1%)
    2,205     Industrial Development and Export Auth. RB,
                 Series 1988A, Lot 6 (LOC - Bank of
                 America, N.A.)                                         2.63              7/01/2006                 2,205

              ARIZONA (0.4%)
    1,000     Maricopa County IDA IDRB, Series 1992                     2.50              6/01/2007                 1,000
    6,500     Verrado Western Overlay Community
                 Facilities District GO, Series 2004
                 (LOC - Compass Bank)                                   2.36              7/01/2029                 6,500

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                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA (0.5%)
  $ 6,190     Long Beach USD GO, 1999 Series F, ABN
                 AMRO MuniTops Certificates Trust,
                 Series 2004-34 (LIQ)(INS)(a)                           2.31%             2/01/2011            $    6,190
              Statewide Communities Development Auth. RB,
    1,500        Series 2003B                                           2.31              8/15/2025                 1,500
    2,600        Series 2004M                                           2.31              4/01/2038                 2,600

              COLORADO (4.6%)
    9,690     Aspen Valley Hospital District RB,
                 Series 2003 (LOC - Zions First
                 National Bank)                                         2.37             10/15/2033                 9,690
    2,500     Brighton Crossing Metropolitan District No. 4
                 Bonds, Series 2004 (LOC - Compass Bank)                2.43             12/01/2034                 2,500
    2,650     Colorado Springs IDRB, Series 2002
                 (LOC - Bank of America, N.A.)                          2.35              3/01/2017                 2,650
    5,270     Denver Urban Renewal Auth. RB,
                 Series 2002 (LOC - Zions First
                 National Bank)                                         2.38             12/01/2015                 5,270
              Educational and Cultural Facilities RB,
    6,685        Series 1998 (LOC - JPMorgan
                 Chase Bank, N.A.)                                      2.40              8/01/2013                 6,685
    6,950        Series 2004 (LOC - Zions First
                 National Bank)                                         2.46              6/01/2034                 6,950
    3,300        Series 2004 (LOC - Western Corp.
                 Federal Credit Union)                                  2.33              7/01/2034                 3,300
    4,400        Series 2004 (LOC - Zions First
                 National Bank)                                         2.37              9/01/2034                 4,400
    2,605     El Paso County Economic Development RB,
                 Series 1996 (LOC - JPMorgan
                 Chase Bank, N.A.)                                      2.45             11/01/2021                 2,605
              Health Facilities Auth. RB,
    1,335        Series 1995 (LOC - JPMorgan
                 Chase Bank, N.A.)                                      2.45              9/01/2015                 1,335
    2,090        Series 1998A (LOC - JPMorgan
                 Chase Bank, N.A.)                                      2.50              1/01/2018                 2,090
    1,615        Series 1998C (LOC - JPMorgan
                 Chase Bank, N.A.)                                      2.50              1/01/2018                 1,615
    1,700     Housing and Finance Auth. IDA RB,
                 Series 2003 (LOC - U.S. Bank, N.A.)                    2.38              4/01/2009                 1,700

18

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
              Postsecondary Educational Facilities Auth. RB,
  $ 1,880        Series 1996 (LOC - Wells Fargo Bank, N.A.)             2.38%             6/01/2011            $    1,880
    2,460        Series 1998 (LOC - JPMorgan
                 Chase Bank, N.A.)                                      2.40              4/01/2013                 2,460
              SBC Metropolitan District GO,
    4,775        Series 1998 (LOC - U.S. Bank, N.A.)                    2.38             12/01/2017                 4,775
    3,550        Series 2002 (LOC - U.S. Bank, N.A.)                    2.38             12/01/2032                 3,550
    4,200     Southeast Public Improvement
                 Metropolitan District GO,
                 Series 2004 (LOC - U.S. Bank, N.A.)                    2.33             11/15/2034                 4,200
   17,000     Southern Ute Indian Reservation RB,
                 Series 2001(a)(d)                                      2.40             11/01/2031                17,000
    2,500     Superior Metropolitan District No. 1
                 Water and Sewer RB, Series 2002
                 (LOC - BNP Paribas)                                    2.33             12/01/2027                 2,500

              FLORIDA (4.1%)
   12,995     Capital Trust Agency MFH RB,
                 Series 1999B (NBGA)(a)                                 2.39             12/01/2032                12,995
              Dade County IDA RB,
      745        Series 1985B (LOC - Societe Generale)                  2.26              1/01/2016                   745
    6,500        Series 1985D (LOC - Societe Generale)                  2.26              1/01/2016                 6,500
   11,000     Gulf Breeze Healthcare Facilities RB,
                 Series 1999 (NBGA)(a)                                  2.39              1/01/2024                11,000
              Highlands County Health Facilities Auth. RB,
    6,000        Series 2003A (LOC - SunTrust Bank)                     2.30             11/15/2032                 6,000
    6,300        Series 2003C                                           2.35             11/15/2021                 6,300
              Housing Finance Agency MFH RB,
      500        Series 1985 EEE (LOC - KBC Bank, N.V.)                 2.21             12/01/2008                   500
      500        Series 1991E (LOC - Key Bank, N.A.)                    2.33             10/01/2005                   500
              Lee County IDA Health Care RB,
      890        Series 1999 (LOC - Fifth Third Bank)                   2.19             12/01/2029                   890
    5,400        Series 2002 (LOC - Bank of America, N.A.)              2.30             11/01/2032                 5,400
    1,900     Lee Memorial Health System Hospital RB,
                 Series 1995A                                           2.33              4/01/2025                 1,900
              Orange County IDA RB,
    1,505        Series 1998 (LOC - Wachovia Bank, N.A.)                2.34             10/01/2018                 1,505
    3,440        Series 2000A (LOC - Wachovia Bank, N.A.)               2.29              3/01/2025                 3,440
    4,780     Orange County Sales Tax ABN AMRO
                 MuniTops Certificates Trust RB,
                 Series 2002-27 (LIQ)(INS)(a)                           2.31              1/01/2011                 4,780
   10,000     Port St. Lucie Utility RB,
                 Series 2004A (LIQ)(INS)                                2.30              9/01/2031                10,000

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $   115     Putnam County Development Auth. RB,
                 Series 1984-H-1 (NBGA)                                 2.45%             3/15/2014            $      115
    2,570     State Board of Public Education GO, Capital
                 Outlay Bonds 2003, Series C Floater
                 Certificates, Series 2004-988 (LIQ)(INS)(a)            2.32              6/01/2034                 2,570
    2,615     Tallahassee Capital Bonds, Series 2004,
                 PUTTERs, Series 606 (LIQ)(INS)(a)                      2.30             10/01/2012                 2,615

              GEORGIA (2.0%)
    7,500     Columbus Development Auth. RB,
                 Series 2004 (LOC - Columbus
                 Bank & Trust Co.)                                      2.35             12/01/2033                 7,500
    5,920     Columbus Hospital Auth. Certificates RB,
                 Series 2000A (LOC - Columbus
                 Bank & Trust Co.)                                      2.16              1/01/2031                 5,920
    6,000     Fulton County Residential Care RB,
                 Series 2004C (LOC - HSH Nordbank)                      2.31              2/15/2034                 6,000
    3,500     La Grange Development Auth. RB, Series 1989               2.47             10/01/2012                 3,500
    1,920     Peachtree Development Auth. RB,
                 Series 1988 (LOC - SunTrust Bank)                      2.30              7/01/2010                 1,920
              Savannah Economic Development Auth. RB,
    8,795        Series 2001 (LOC - Wachovia Bank, N.A.)                2.30              9/01/2026                 8,795
    4,455        Series 2002 (LOC - Wachovia Bank, N.A.)                2.30              9/01/2026                 4,455

              ILLINOIS (3.4%)
    3,070     Chicago Heights RB, Series 2002A
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.45              3/01/2017                 3,070
    3,500     Cook County GO Capital Improvement Bonds,
                 Series 2002C, MERLOT,
                 Series 2003 B-11 (LIQ)(INS)(a)                         2.35             11/15/2025                 3,500
    3,000     Crestwood Village RB, Series 2004
                 (LOC - Fifth Third Bank)                               2.33             12/01/2023                 3,000
    4,200     Development Finance Auth. PCRB, Series 1993               2.35              1/01/2016                 4,200
              Development Finance Auth. RB,
    1,755        Series 1998 (LOC - Northern Trust Co.)                 2.35              8/01/2022                 1,755
    2,900        Series 2003 (Jewish Council for Youth
                 Services Project) (LOC - Harris Trust &
                 Savings Bank)                                          2.33              9/01/2028                 2,900
    5,000        Series 2003 (LEARN Charter School Project)
                 (LOC - Harris Trust & Savings Bank)                    2.33              9/01/2033                 5,000
   10,600     Educational Facilities Auth. RB, Series 2001
                 (Concordia Univ. River Project)
                 (LOC - Harris Trust & Savings Bank)                    2.31             10/01/2031                10,600

20

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $10,000     Health Facilities Auth. RB,
                 Series 2003B (Villa St. Benedict Project)
                 (LOC - KBC Bank, N.V.)                                 2.36%            11/15/2010            $   10,000
    5,605     Quincy, Adams County RB, Series 1997
                 (LOC - Bank of America, N.A.)                          2.40              6/01/2022                 5,605
    4,249     Springfield Airport Auth. RB, Series 1986                 2.57             10/15/2016                 4,249
   10,650     St. Clair County Industrial Building RB,
                 Series 1994 (NBGA)                                     2.28              8/20/2032                10,650

              INDIANA (2.3%)
      676     Crawfordsville Economic Development RB,
                 Series 1999B (NBGA)                                    2.39              1/01/2030                   676
   10,250     Development Finance Auth. Educational
                 Facilities RB, Series 2003
                 (LOC - Key Bank, N.A.)                                 2.34              1/01/2023                10,250
    6,770     Educational Facilities Auth. RB,
                 Series 2000A (LOC - Fifth Third Bank)                  2.40             12/01/2029                 6,770
    1,300     Huntington Economic Development RB,
                 Series 1990                                            2.70              6/26/2014                 1,300
    5,690     Indiana Bond Bank, Series 2002B
                 (LOC - Huntington National Bank)                       2.35              1/01/2025                 5,690
    3,770     Indianapolis Economic Development RB,
                 Series 1997 (LOC - National Bank of MI/IL)             2.34              5/01/2018                 3,770
    8,000     Lawrence Economic Development RB,
                 Series 2002 (LOC - Fifth Third Bank)                   2.38             11/01/2030                 8,000
    2,415     Seymour Economic Development RB,
                 Series 2002 (LOC - National City Bank, KY)             2.35             10/01/2022                 2,415
    4,200     Winona Lake Economic Development RB,
                 Series 2002 (LOC - La Salle National
                 Bank, N.A.)                                            2.38             12/01/2024                 4,200

              IOWA (1.8%)
              Chillicothe PCRB,
    6,850        Series 1993                                            2.35              1/01/2023                 6,850
    3,100        Series 1993A                                           2.35              5/01/2023                 3,100
   12,750     Council Bluffs PCRB, Series 1995                          2.35              1/01/2025                12,750
    1,930     Finance Auth. Childrens Care Facilities RB,
                 Series 2002B (LOC - Wells Fargo Bank, N.A.)            2.38              6/01/2017                 1,930
    1,285     Finance Auth. Museum Facilities RB,
                 Series 2001 (LOC - Wells Fargo Bank, N.A.)             2.28              5/01/2012                 1,285
    4,570     Finance Auth. RB, Series 1999 (LOC)                       2.28              3/01/2019                 4,570

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 1,100     Finance Auth. Retirement Community RB,
                 Series 2004 (Western Home Communities
                 Project) (LOC - U.S. Bank, N.A.)                       2.35%            11/01/2033            $    1,100
    2,600     Higher Education Loan Auth. RB,
                 Series 1999 (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.40              3/01/2029                 2,600

              KANSAS (0.9%)
    4,485     North Newton Health Care Facilities RB,
                 Series 2003 (LOC - U.S. Bank, N.A.)                    2.38              1/01/2023                 4,485
    7,780     Olathe MFH RB, Series 2003A (NBGA)                        2.32              1/01/2034                 7,780
    5,000     State Development Finance Auth. RB,
                 Series 2004-C1 (LOC - SunTrust Bank)                   2.30             11/15/2030                 5,000

              KENTUCKY (3.6%)
    2,305     Boone County Industrial Building RB,
                 Series 2001 (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.42             11/01/2021                 2,305
   28,390     Economic Development Finance Auth. RB,
                 Series 1998 (LIQ)(INS)                                 2.45              8/01/2018                28,390
    2,000     Frankfort Economic Development RB,
                 Series 1990                                            2.70              5/07/2014                 2,000
              Hancock County Industrial Building RB,
    9,005        Series 1990 (LOC - SunTrust Bank)                      2.43              7/01/2010                 9,005
    9,490        Series 1991 (LOC - SunTrust Bank)                      2.43              7/01/2011                 9,490
    2,640     Hardin County Water District No. 001
                 Water RB, Series 1998
                 (LOC - Fifth Third Bank)                               2.45              9/01/2018                 2,640
    3,930     Jefferson County Industrial Building RB,
                 Series 1997 (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.45              1/01/2011                 3,930
    2,555     Lexington-Fayette Urban County
                 Government RB, Series 2001
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.50              7/01/2021                 2,555
              Mason County PCRB,
    5,200        Series 1984B-1 (NBGA)                                  2.45             10/15/2014                 5,200
    1,650        Series 1984B-2 (NBGA)                                  2.45             10/15/2014                 1,650

              LOUISIANA (4.9%)
              Ascension Parish PCRB,
    1,550        Series 1990                                            2.70              9/01/2010                 1,550
    6,600        Series 1992                                            2.70              3/01/2011                 6,600

22

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $11,500     New Orleans RB, Series 2004
                 (LOC - Hibernia National Bank)                         2.40%             8/01/2024            $   11,500
              Public Facilities Auth. Equipment and
                 Capital Facilities Pooled Loan Program RB,
    8,940        Series 2000 (LOC - Hibernia National Bank)             2.40              7/01/2027                 8,940
    4,200        Series 2001A (LOC - Hibernia National Bank)            2.40              7/01/2022                 4,200
    9,000        Series 2003A (LOC - Hibernia National Bank)            2.40              7/01/2028                 9,000
    9,705        Series 2003B (LOC - Hibernia National Bank)            2.37              7/01/2033                 9,705
    4,115        Series 2003B (LOC - Hibernia National Bank)            2.37              7/01/2033                 4,115
    4,300     Public Facilities Auth. IDRB,
                 Series 1996 (LOC - Regions Bank)                       2.30             12/01/2014                 4,300
    1,100     Public Facilities Auth. PCRB, Series 1992                 2.70              8/01/2017                 1,100
              Public Facilities Auth. RB,
   17,200        Series 1999 (LOC - Hibernia National Bank)             2.38              9/01/2028                17,200
    6,120        Series 2001 (LOC - Hibernia National Bank)             2.40              7/01/2023                 6,120
    7,500        Series 2001B (LOC - Hibernia National Bank)            2.40              7/01/2023                 7,500

              MARYLAND (4.1%)
    5,475     Anne Arundel County RB, Issue 1996
                 (LOC - Manufacturers & Traders Trust Co.)              2.22              7/01/2021                 5,475
    7,620     Baltimore County Auth. RB, Series 2001
                 (LOC - Manufacturers & Traders Trust Co.)              2.20              1/01/2021                 7,620
    1,000     Baltimore County IDA RB, Series 1994                      2.55              3/01/2014                 1,000
    5,045     Baltimore County RB, Issue 1996
                 (LOC - Manufacturers & Traders Trust Co.)              2.22             12/01/2021                 5,045
   14,420     Health and Educational Facilities Auth. RB,
                 Series 2003B (LOC - Manufacturers &
                 Traders Trust Co.)                                     2.17              1/01/2033                14,420
   22,935     Montgomery County Auth. Golf Course
                 System RB, Series 2002
                 (LOC - Manufacturers & Traders Trust Co.)              2.22             12/01/2027                22,935
   20,200     Montgomery County MFH RB,
                 Series 1993, Issue I (NBGA)(a)                         2.35             11/01/2020                20,200

              MASSACHUSETTS (3.0%)
   10,000     Health and Educational Facilities Auth. RB,
                 Series 2004D (LIQ)(INS)                                2.36             11/15/2035                10,000
    8,900     Industrial Development Finance Agency RB,
                 Series 1985 (LOC - Wachovia Bank, N.A.)                2.19              4/01/2010                 8,900
   23,990     Revere Housing Auth. MFH RB,
                 Series 1991C (LOC - Societe Generale)                  2.20              9/01/2028                23,990
   13,500     State Development Finance Agency RB,
                 Series 2004 (LOC - BankNorth, N.A.)                    2.36              3/01/2034                13,500

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
              MICHIGAN (2.8%)
  $   780        Birmingham Economic Development Corp. RB,
                 Series 1983 (Brown Street Assoc. Project)
                 (LOC - Standard Federal Bank)                          2.45%            12/01/2018            $      780
    5,435     Fremont Hospital Finance Auth. RB,
                 Series 2002 (LOC - Fifth Third Bank)                   2.19             11/01/2027                 5,435
   33,145     Oakland County EDC Limited Obligation RB,
                 Series 2004 (LOC - Fifth Third Bank)                   2.36              3/01/2029                33,145
   13,870     Strategic Fund Limited Obligation RB,
                 Series 2002 (LOC - Allied Irish Banks plc)             2.40              5/01/2032                13,870

              MINNESOTA (0.7%)
    3,500     Robbinsdale MFH RB, Series 2004C
                 (LOC - La Salle National Bank, N.A.)                   2.20              4/01/2029                 3,500
              St. Paul Housing and Redevelopment Auth. RB,
    6,400        Series 2001 (LOC - Wells Fargo Bank, N.A.)             1.90             10/01/2011                 6,400
    3,350        Series 2001 (LOC - Allied Irish Banks plc)             2.28              2/01/2026                 3,350

              MISSISSIPPI (0.1%)
    1,525     Hospital Equipment and Facilities Auth. RB,
                 Series 2000 (LOC - AmSouth Bank, N.A.)                 2.40              7/01/2015                 1,525

              MISSOURI (3.5%)
              Health and Educational Facilities Auth. RB,
    4,500        Series 1998B (LOC - Allied Irish Banks plc)            2.35              6/01/2023                 4,500
    9,400        Series 2000 (LOC - Commerce Bank, N.A.,
                 Missouri)                                              2.43              7/01/2025                 9,400
    4,235        Series 2003 (LOC - Southwest Bank of
                 St. Louis)                                             2.38              6/01/2023                 4,235
    8,575        Series 2004A (LOC - Bank of America, N.A.)             2.31              7/01/2029                 8,575
    9,395     Kansas City MFH RB, Series 1995 (NBGA)                    2.18              9/01/2025                 9,395
              St. Charles County IDA RB,
    4,900        Series 1993 (NBGA)                                     2.28              2/01/2029                 4,900
   25,000        Series 1994 (NBGA)                                     2.28              7/15/2032                25,000

              NEBRASKA (0.1%)
    2,130     Sarpy County PCRB, Series 1995                            2.45              7/01/2013                 2,130

              NEW HAMPSHIRE (0.4%)
    8,290     Higher Educational and Health Facilities RB,
                 Series 1996 (LOC - Fleet National Bank)                2.28              5/01/2026                 8,290

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
              NEW JERSEY (0.9%)
  $13,750     Camden County Improvement Auth. RB,
                 Series 2004B (LOC - Commerce Bank, N.A.,
                 Cherry Hill, NJ)                                       2.38%             8/01/2032            $   13,750
    3,520     Economic Development Auth. RB,
                 Series 2003 (Baptist Home Society)
                 (LOC - Valley National Bank)                           2.50              3/01/2031                 3,520

              NEW YORK (1.2%)
              Chautauqua County IDA RB,
      345        Series 2000A (LOC - PNC Bank, N.A.)                    2.33              8/01/2030                   345
    1,000        Series 2001A (LOC - PNC Bank, N.A.)                    2.33             12/01/2031                 1,000
    2,960     Lancaster IDA RB, Series 2000
                 (LOC - Manufacturers & Traders Trust Co.)              2.17             11/01/2032                 2,960
      500     MTA Transit Facilities RB, Series 1999A,
                 MERLOT, Series 2000F (LIQ)(INS)(a)                     2.32              7/01/2029                   500
              New York City Housing Development Corp.
                 Multi-Family Mortgage RB,
    2,100        Series 2003A (LOC - HSBC Bank USA)                     2.26             12/01/2036                 2,100
    1,125        Series 2004A (LOC - HSBC Bank USA)                     2.25              8/01/2036                 1,125
    1,600     New York City IDA RB (MLO),
                 Series 2002 (LOC - Allied Irish Banks plc)             2.30             12/01/2034                 1,600
    8,700     Ramapo Housing Auth. RB, Series 1998
                 (LOC - Manufacturers & Traders Trust Co.)              2.38             12/01/2029                 8,700
    3,000     Rockland County IDA RB, Series 1999
                 (LOC - Manufacturers & Traders Trust Co.)              2.38              2/01/2029                 3,000
      595     Triborough Bridge and Tunnel Auth. RB,
                 Series 2002E, ABN AMRO MuniTops,
                 Series 2002-31 (LIQ)(INS)(a)                           2.30             11/15/2010                   595

              OHIO (2.6%)
    6,000     Clarke County IDA RB
                 (LOC - Deutsche Bank, A.G.)                            2.56             12/01/2010                 6,000
    2,000     Clermont County Economic Development RB,
                 Series 2002 (LOC - Fifth Third Bank)                   2.38              8/01/2022                 2,000
    9,155     Crawford County Hospital Facilities RB,
                 Series 2003 (LOC - Huntington National Bank)           2.30             10/01/2023                 9,155
    3,180     Cuyahoga County IDRB (MLO), Series 2000
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.40             11/01/2019                 3,180
    9,985     Higher Educational Facility RB,
                 Series 2000A (LOC - Fifth Third Bank)                  2.35              9/01/2020                 9,985
    3,600     Hilliard IDRB, Series 2003
                 (LOC - U.S. Bank, N.A.)                                2.38              8/01/2012                 3,600

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 6,795     Mahoning County Hospital RB,
                 Series 2002B (LOC - Fifth Third Bank)                  2.31%            12/01/2027            $    6,795
    2,800     Meigs County IDRB, Series 2003
                 (LOC - U.S. Bank, N.A.)                                2.38              8/01/2012                 2,800
    2,470     Montgomery County Health Care Facilities RB,
                 Series 2002 (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.40              5/01/2022                 2,470
    3,000     Warren County IDRB, Series 2003
                 (LOC - U.S. Bank, N.A.)                                2.38              8/01/2012                 3,000

              OKLAHOMA (4.9%)
    8,400     Garfield County Industrial Auth. PCRB,
                 Series 1995A                                           2.44              1/01/2025                 8,400
              Muskogee Industrial Trust PCRB,
   32,400        Series 1995A(d)                                        2.45              1/01/2025                32,400
   33,400        Series 1997A(d)                                        2.41              6/01/2027                33,400
              Muskogee Industrial Trust RB,
    2,660        Series 1985 (Mall Ltd. D Project)
                 (LOC - Bank of America, N.A.)                          2.50             12/01/2015                 2,660
    2,200        Series 1985 (Warmack Project)
                 (LOC - Bank of America, N.A.)                          2.50             12/01/2015                 2,200
    3,000     State IDA RB, Series 1998
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.40              8/01/2018                 3,000
   10,000     Tulsa Industrial Auth. RB,
                 Series 2000 (NBGA)(a)                                  2.39             11/01/2030                10,000

              OREGON (1.3%)
   25,000     Port of Portland Public Grain Elevator RB,
                 Series 1984 (LOC - Wachovia Bank, N.A.)                2.52             12/01/2014                25,000

              PENNSYLVANIA (2.9%)
              Allegheny County IDA RB,
    2,000        Series 2002 (LOC - PNC Bank, N.A.)                     2.34              6/01/2022                 2,000
    7,500        Series 2002 (LOC - Citizens Bank of
                 Pennsylvania)                                          2.40              8/01/2032                 7,500
    6,000     Allentown Redevelopment Auth. MFH RB,
                 Series 1990 (LOC - Societe Generale)                   2.20              7/01/2020                 6,000
      400     Chartiers Valley Industrial and Commercial
                 Development Auth. RB, Series 1982                      2.58             11/15/2017                   400
    3,505     GO, Series 2004 (LIQ)(INS)(a)                             2.31              7/01/2018                 3,505
    9,700     Horizon Hospital System Auth. Senior Health
                 and Housing Facilities RB, Series 2002
                 (LOC - Manufacturers & Traders Trust Co.)              2.36              1/01/2033                 9,700

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 7,700     Luzerne County GO, Series 2004
                 (LOC - PNC Bank, N.A.)                                 2.31%            11/01/2014            $    7,700
   17,125     Schuylkill County IDA RB, Series 2001                     2.30              4/01/2021                17,125

              SOUTH CAROLINA (2.3%)
   10,500     Economic Development Auth. RB,
                 Series 2002 (LOC - Bank of America, N.A.)              2.35              5/01/2032                10,500
              Jobs-Economic Development Auth. RB,
   14,000        Series 2003 (LOC - Bank of America, N.A.)              2.30              9/01/2033                14,000
   18,000        Series 2004C (LOC - National Bank of
                 South Carolina)                                        2.19              5/15/2032                18,000

              SOUTH DAKOTA (1.2%)
              Health and Educational Facilities Auth. RB,
   18,075        Series 2000 (LIQ)(INS)                                 2.20              7/01/2025                18,075
    5,000        Series 2004B (LOC - U.S. Bank, N.A.)                   2.20             11/01/2034                 5,000

              TENNESSEE (3.5%)
    7,000     Dayton IDB RB, Series 2001
                 (LOC - AmSouth Bank, N.A.)                             2.40              7/01/2036                 7,000
              Jackson Health, Educational and Housing
                 Facility Board RB,
    5,100        Series 2001 (LOC - AmSouth Bank, N.A.)                 2.40              9/01/2016                 5,100
    5,315        Series 2003 (LOC - AmSouth Bank, N.A.)                 2.40              7/01/2024                 5,315
    5,950     Knox County Health, Educational, and
                 Housing Facilities Board RB,
                 Series 2002 (LOC - Bank of New York)                   2.43              4/01/2027                 5,950
    6,115     Memphis Health, Educational and Housing
                 Facility Board Bonds, Series 2000 (NBGA)(a)            2.39              8/01/2032                 6,115
    4,800     Nashville and Davidson County Health and
                 Educational Facilities RB,
                 Series 2000 (LOC - AmSouth Bank, N.A.)                 2.40              8/01/2020                 4,800
              Nashville and Davidson County IDB MFH RB,
    6,710        Series 1989 (LOC - Societe Generale)                   2.20              9/01/2019                 6,710
    9,680        Series 1989 (LOC - Societe Generale)                   2.20             10/01/2019                 9,680
              Nashville and Davidson County IDB RB,
    1,750        Series 1999 (LOC - AmSouth Bank, N.A.)                 2.45              7/01/2006                 1,750
    3,405        Series 2002 (LOC - AmSouth Bank, N.A.)                 2.40              6/01/2022                 3,405
    4,900     Shelby County Health, Educational, and
                 Housing Facility RB, Series 2001
                 (LOC - Allied Irish Banks plc)                         2.33              6/01/2026                 4,900

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
              Williamson County IDB RB,
  $ 2,750        Series 2000 (LOC - AmSouth Bank, N.A.)                 2.40%             3/01/2020            $    2,750
    2,400        Series 2003 (LOC - SunTrust Bank)                      2.35              4/01/2023                 2,400

              TEXAS (3.0%)
       45     Bell County Health Facilities
                 Development Corp. RB, Series 1998
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.35              5/01/2023                    45
    2,775     Cameron Education Corp. RB, Series 2001
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.40              6/01/2031                 2,775
    9,105     Crawford Education Facilities Corp. RB,
                 Series 2004A (LOC - BNP Paribas)                       2.38              5/01/2035                 9,105
    5,090     Galveston Housing Finance Corp. MFH RB,
                 Series 2004 (NBGA)                                     2.35              2/15/2032                 5,090
    5,400     Jewett Economic Development Corp. IDRB,
                 Series 2002B                                           2.31              8/01/2009                 5,400
    2,100     LCRA Transmission Contract RB, Series 2004,
                 PUTTERs, Series 623 (LIQ)(INS)(a)                      2.32             11/15/2009                 2,100
    1,000     McAllen Health Facilities Development Corp. RB,
                 Series 1984 (LOC - Bank of America, N.A.)              2.50             12/01/2024                 1,000
    1,800     North Central IDA RB, Series 1983                         2.70             10/01/2013                 1,800
   13,600     Strategic Housing Finance Corp. RB,
                 Series 2004 (LIQ)(LOC - Societe Generale)              2.43              1/01/2010                13,600
    8,620     Tarrant County Housing Finance Corp. MFH RB,
                 Series 1985 (LOC - Compass Bank)                       2.35             12/01/2025                 8,620
    7,700     Trinity River IDA RB, Series 1997                         2.48              1/01/2013                 7,700

              UTAH (0.2%)
    1,500     Box Elder County PCRB, Series 2002                        2.31              4/01/2028                 1,500
    2,200     South Jordan Municipal Building Auth. RB
                 (MLO), Series 2004 (LOC - BNP Paribas)                 2.28              2/01/2029                 2,200

              VERMONT (0.7%)
   13,270     Educational and Health Buildings
                 Financing Agency RB, Series 2002A
                 (LOC - BankNorth, N.A.)                                2.45             10/01/2032                13,270

              VIRGINIA (0.9%)
      750     Chesterfield County IDA PCRB, Series 1993                 2.70              8/01/2009                   750
    2,500     Fairfax County Economic Development Auth.
                 RB, ABN AMRO MuniTops Certificates Trust,
                 Series 2003-33 (LIQ)(INS)(a)                           2.30              4/01/2011                 2,500

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 4,000     Hampton Redevelopment and Housing Auth.
                 MFH RB, Series 1994 (NBGA)                             2.43%             7/01/2024            $    4,000
    4,200     Loudoun County IDA RB, Series 2003C                       2.30              2/15/2038                 4,200
      750     Peninsula Ports Auth. Coal Terminal RB,
                 Series 1987D (LOC - U.S. Bank, N.A.)                   2.29              7/01/2016                   750
    4,140     Peninsula Ports Auth. Health Systems RB,
                 Series 2004                                            2.30              7/01/2037                 4,140

              WASHINGTON (0.8%)
    4,960     State GO, Series R-2003A, MERLOT,
                 Series 2002 A65 (LIQ)(INS)(a)                          2.35              1/01/2014                 4,960
   10,600     State Higher Education Facilities Auth. RB,
                 Series 2001                                            2.38             10/01/2031                10,600

              WEST VIRGINIA (0.7%)
    2,775     Harrison County Commercial Development RB,
                 Series 2004 (LOC - U.S. Bank, N.A.)                    2.38             12/01/2012                 2,775
    8,630     Marshall County PCRB, Series 1994                         2.45              3/01/2026                 8,630
    2,200     Ripley Commercial Development RB,
                 Series 2004 (LOC - U.S. Bank, N.A.)                    2.38             12/01/2012                 2,200

              WISCONSIN (1.7%)
              Health and Educational Facilities Auth. RB,
    1,100        Series 2001 (LOC - JPMorgan Chase
                 Bank, N.A.)                                            2.40              5/01/2026                 1,100
    9,500        Series 2001B (LOC - Harris Trust &
                 Savings Bank)                                          2.33             11/01/2011                 9,500
    8,000     Milwaukee IDRB, Series 1995                               2.40              9/01/2015                 8,000
    3,000     Milwaukee Redevelopment Auth. RB,
                 Series 2002 (LOC - HSH NordBank)                       2.35              5/01/2025                 3,000
    7,250     Sheboygan PCRB, Series 1995                               2.40              9/01/2015                 7,250
    2,700     Whitefish Bay Village RB, Series 2000
                 (LOC - JPMorgan Chase Bank, N.A.)                      2.40              4/01/2020                 2,700

              WYOMING (0.5%)
   10,000     Gillette PCRB, Series 1988 (Pacificorp)
                 (LOC - Barclays Bank plc)                              2.30              1/01/2018                10,000
                                                                                                               ----------
              Total variable-rate demand notes (cost: $1,466,445)                                               1,466,445
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
              PUT BONDS (13.9%)

              CALIFORNIA (0.7%)
              Statewide Communities Development Auth. RB,
  $ 2,900        Series 2001B                                           1.75%             8/01/2031            $    2,900
   10,000        Series 2004E                                           1.08              4/01/2032                10,000

              COLORADO (1.2%)
    7,000     Bachelor Gulch Metropolitan District GO,
                 Series 2004 (LOC - Compass Bank)                       2.35             12/01/2023                 7,000
    4,500     Castlewood GO, Series 2004
                 (LOC - U.S. Bank, N.A.)                                2.30             12/01/2034                 4,500
    3,000     Central Platte Valley Metropolitan District GO,
                 Series 2001B (LOC - U.S. Bank, N.A.)                   2.30             12/01/2031                 3,000
    5,915     Triview Metropolitan District GO,
                 Series 2003A (LOC - Compass Bank)                      2.10             11/01/2023                 5,915
    3,385     Wildgrass Metropolitan District GO,
                 Series 2004 (LOC - Compass Bank)                       2.40             12/01/2034                 3,385

              FLORIDA (2.0%)
   37,800     Sarasota County Public Hospital CP,
                 Series 1996A                                           2.17             10/01/2028                37,800

              GEORGIA (0.6%)
   11,100     Burke County Development Auth. PCRB,
                 Series 2000                                            1.08              9/01/2030                11,100

              ILLINOIS (1.6%)
   30,000     Health Facilities Auth. RB, Series 1988                   1.90              8/15/2010                30,000

              MARYLAND (2.5%)
   19,595     Anne Arundel County PCRB, Series 1984                     2.05              7/01/2014                19,595
   26,900     Anne Arundel County Port Facilities RB,
                 Series 1985                                            2.15              6/01/2013                26,900

              MISSISSIPPI (0.5%)
   10,145     Claiborne County PCRB, Series 1985G-1
                 (NBGA)                                                 2.15             12/01/2015                10,145

              MONTANA (1.5%)
              Board of Investments Municipal Finance
                 Consolidation Act Bonds,
    9,690        Series 1997 (NBGA)                                     2.60              3/01/2017                 9,690

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $12,285        Series 1998 (NBGA)                                     2.60%             3/01/2018            $   12,285
    5,700        Series 2003 (NBGA)                                     2.60              3/01/2028                 5,700

              NEW YORK (1.0%)
   18,000     Power Auth. Tender Notes                                  2.15              3/01/2020                18,000
      485     State GO, Series 2000B (LIQ)                              1.58              3/15/2030                   485

              TEXAS (2.3%)
    5,000     Brownsville Utility Systems RB,
                 Series 2001A (LIQ)(INS)                                2.05              9/01/2025                 5,000
   20,000     Harris County Health Facilities Development
                 Corp. RB, Series 2005B                                 2.07             12/01/2032                20,000
   12,000     Pasadena ISD GO, Series 2005B(c)                          4.70              2/01/2035                12,106
    7,200     Richardson ISD, Series 2000 (LIQ)(NBGA)                   1.10              8/15/2024                 7,200
                                                                                                               ----------
              Total put bonds (cost: $262,706)                                                                    262,706
                                                                                                               ----------
              FIXED-RATE INSTRUMENTS (8.3%)

              INDIANA (1.2%)
   17,500     Elkhart Community Schools TAN                             3.50             12/30/2005                17,650
    5,500     Univ. Refunding Student Fee Bonds,
                 Series H (INS)                                         1.73(b)           8/01/2005                 5,469

              KANSAS (0.8%)
   15,523     Wyandotte County/Kansas City GO,
                 Series 2005-II                                         2.50             11/01/2005                15,527

              MICHIGAN (0.7%)
   12,000     Municipal Bond Auth. RB, Series 2005A
                 (LOC - JPMorgan Chase Bank, N.A.)                      3.75              3/21/2006                12,136

              MINNESOTA (1.5%)
    5,500     Albert Lea ISD No. 241 GO,
                 Series 2004A (NBGA)                                    3.00              9/05/2005                 5,529
    3,985     Brooklyn Center ISD No. 286 GO,
                 Series 2004B (NBGA)                                    3.00              8/01/2005                 4,001
    1,105     Clearbrook-Gonvick ISD No. 2311 GO,
                 Series 2004A (NBGA)                                    3.00              8/13/2005                 1,110
    2,430     Crosby-Ironton ISD No. 182 GO,
                 Series 2004A (NBGA)                                    2.25              9/12/2005                 2,435
    3,000     Farmington ISD No. 192 GO,
                 Series 2004A (NBGA)                                    3.00              9/16/2005                 3,017

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

PRINCIPAL                                                             COUPON                  FINAL
   AMOUNT     SECURITY                                                  RATE               MATURITY                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 1,425     Holdingford ISD No. 738 GO,
                 Series 2004 (NBGA)                                     3.00%             9/08/2005            $    1,433
    2,000     Perham ISD No. 549 GO,
                 Series 2004A (NBGA)                                    3.00              9/30/2005                 2,012
    3,000     Prior Lake ISD No. 719 GO,
                 Series 2004A (NBGA)                                    3.00              8/01/2005                 3,012
    1,740     Sibley East ISD No. 2310 GO,
                 Series 2004A (NBGA)                                    2.25              8/29/2005                 1,744
    2,400     South St. Paul Special School District
                 No. 006 GO, Series 2004 (NBGA)                         3.00              9/30/2005                 2,415
    1,980     Watertown-Mayer ISD No. 111 GO,
                 Series 2004A (NBGA)                                    3.00              8/13/2005                 1,989

              NEW YORK (1.6%)
    3,200     Rockland County Bond Anticipation Notes,
                 Series 2005                                            3.25              2/23/2006                 3,225
    2,000     South Orangetown CSD TAN,
                 Series 2004-2005                                       3.00              6/30/2005                 2,007
              Tobacco Settlement Financing Corp. RB,
   15,000        Series 2003A-1                                         4.00              6/01/2005                15,048
   10,000        Series 2003B-1                                         5.00              6/01/2005                10,048

              OHIO (0.1%)
    1,445     Cleveland Parking Facilities RB,
                 Series 1996 (INS)                                      6.00              9/15/2005                 1,469

              PUERTO RICO (1.3%)
    8,800     Government Development Bank CP                            2.23              4/22/2005                 8,800
    8,000     Government Development Bank CP                            2.38              5/06/2005                 8,000
    8,000     Government Development Bank CP                            2.11              5/24/2005                 8,000

              TEXAS (0.7%)
    5,000     Houston GO, Series E                                      2.05              5/02/2005                 5,000
    7,015     Ysleta ISD, Series 2003 (NBGA)                            6.00              8/15/2005                 7,119

              VIRGINIA (0.4%)
    7,500     Richmond GO RAN, Series 2004                              3.50              6/28/2005                 7,527
                                                                                                               ----------
              Total fixed-rate instruments (cost: $155,722)                                                       155,722
                                                                                                               ----------
              TOTAL INVESTMENTS (COST: $1,884,873)                                                             $1,884,873
                                                                                                               ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at March 31, 2005, for federal income tax purposes, was $1,884,873,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (c) At March 31, 2005, the aggregate market value of securities purchased on a when-issued basis was $12,106,000.

         (d) At March 31, 2005, portions of these securities were segregated to cover when-issued purchases.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

ASSETS

   Investments in securities (valued at amortized cost)                 $1,884,873
   Cash                                                                         57
   Receivables:
      Capital shares sold                                                    6,715
      Interest                                                               5,057
      Securities sold                                                        8,353
                                                                        ----------
         Total assets                                                    1,905,055
                                                                        ----------
LIABILITIES

   Payables:
      Securities purchased (when-issued of $12,106)                         12,106
      Capital shares redeemed                                                5,417
      Dividends on capital shares                                               91
   Accrued management fees                                                     442
   Other accrued expenses and payables                                          89
                                                                        ----------
         Total liabilities                                                  18,145
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,886,910
                                                                        ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $1,886,910
                                                                        ==========
   Capital shares outstanding                                            1,886,910
                                                                        ==========
   Authorized shares of $.01 par value                                   3,235,000
                                                                        ==========
   Net asset value, redemption price, and offering price per share      $     1.00
                                                                        ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEAR ENDED MARCH 31, 2005

INVESTMENT INCOME
   Interest income                                                         $28,498
                                                                           -------
EXPENSES

   Management fees                                                           5,201
   Administration and servicing fees                                         1,858
   Transfer agent's fees                                                       879
   Custody and accounting fees                                                 417
   Postage                                                                     108
   Shareholder reporting fees                                                   72
   Directors' fees                                                               7
   Registration fees                                                            64
   Professional fees                                                            78
   Other                                                                        46
                                                                           -------
         Total expenses                                                      8,730
   Expenses paid indirectly                                                    (22)
                                                                           -------
         Net expenses                                                        8,708
                                                                           -------
NET INVESTMENT INCOME                                                      $19,790
                                                                           =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                   2005                2004
                                                            -------------------------------
FROM OPERATIONS
   Net investment income                                    $    19,790         $    13,800
   Net realized gain on investments                                   -                   5
                                                            -------------------------------
      Increase in net assets resulting from operations           19,790              13,805
                                                            -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (19,795)            (13,800)
                                                            -------------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  1,482,294           1,505,478
   Dividend reinvestments                                        18,986              13,283
   Cost of shares redeemed                                   (1,472,731)         (1,649,587)
                                                            -------------------------------
      Increase (decrease) in net assets from
          capital share transactions                             28,549            (130,826)
                                                            -------------------------------
   Net increase (decrease) in net assets                         28,544            (130,821)

NET ASSETS

   Beginning of period                                        1,858,366           1,989,187
                                                            -------------------------------
   End of period                                            $ 1,886,910         $ 1,858,366
                                                            ===============================
Accumulated undistributed net investment income:
   End of period                                            $         -         $         5
                                                            ===============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                1,482,294           1,505,478
   Shares issued for dividends reinvested                        18,986              13,283
   Shares redeemed                                           (1,472,731)         (1,649,587)
                                                            -------------------------------
      Increase (decrease) in shares outstanding                  28,549            (130,826)
                                                            ===============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

               1. Pursuant to Rule 2a-7 under the Investment Company Act of
                  1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

            D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
               payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of March 31, 2005, the outstanding when-issued commitments, including interest purchased, for the Fund were $12,106,000.

            E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $22,000.

            F. INDEMNIFICATIONS - Under the Company's organizational
               documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 15% of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

         Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2005, the Fund paid CAPCO facility fees of $9,000, which represents 18.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended March 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2005, and 2004, was as follows:

                                                 2005             2004
                                              ---------------------------
Tax-exempt income                             $19,795,000     $13,800,000

         As of March 31, 2005, the component of net assets representing distributable earnings on a tax basis was as follows:

         Undistributed tax-exempt income                        $91,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets. For the year ended
               March 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $5,201,000.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,858,000.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $879,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                               ----------------------------------------------------------------------------
                                                     2005             2004            2003             2002            2001
                                               ----------------------------------------------------------------------------
Net asset value at beginning of period         $     1.00       $     1.00      $     1.00       $     1.00      $     1.00
                                               ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               .01              .01             .01              .02             .04
  Net realized and unrealized gain                      -              .00(b)            -                -               -
                                               ----------------------------------------------------------------------------
Total from investment operations                      .01              .01             .01              .02             .04
                                               ----------------------------------------------------------------------------
Less distributions:
  From net investment income                         (.01)            (.01)           (.01)            (.02)           (.04)
                                               ----------------------------------------------------------------------------
Net asset value at end of period               $     1.00       $     1.00      $     1.00       $     1.00      $     1.00
                                               ============================================================================
Total return (%)*                                    1.07              .71            1.14             2.08            3.88
Net assets at end of period (000)              $1,886,910       $1,858,366      $1,989,187       $1,925,867      $1,940,153
Ratio of expenses to average
  net assets (%)**(a)                                 .47              .47             .47              .45             .38
Ratio of net investment income
  to average net assets (%)**                        1.07              .71            1.13             2.06            3.80

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2005, average net assets were $1,857,383,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
(b) Represents less than $0.01 per share.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2004, through March 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING             ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE       OCTOBER 1, 2004 -
                                   OCTOBER 1, 2004       MARCH 31, 2005       MARCH 31, 2005
                                   -----------------------------------------------------------
Actual                                $1,000.00            $1,006.90               $2.31
Hypothetical
  (5% return before expenses)          1,000.00             1,022.63                2.32

*Expenses are equal to the Fund's annualized expense ratio of 0.46%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.69% for the six-month period of October 1, 2004, through March 31, 2005.

44

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service,
         IMCO (7/00-2/01); Vice President, Investment Sales and Service,
         IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D. (3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

         DAVID M. HOLMES
         Treasurer
         Born: June 1960
         Year of Appointment: 2001

         Senior Vice President, Life Underwriting, USAA Life Insurance Company (11/04-present); Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-11/04); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

50

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

          DIRECTORS       Christopher W. Claus
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

     ADMINISTRATOR,       USAA Investment Management Company
INVESTMENT ADVISER,       P.O. Box 659453
       UNDERWRITER,       San Antonio, Texas 78265-9825
    AND DISTRIBUTOR

     TRANSFER AGENT       USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

      CUSTODIAN AND       State Street Bank & Trust Company
   ACCOUNTING AGENT       P.O. Box 1713
                          Boston, Massachusetts 02105

        INDEPENDENT       Ernst & Young LLP
  REGISTERED PUBLIC       100 West Houston St., Suite 1900
    ACCOUNTING FIRM       San Antonio, Texas 78205

          TELEPHONE       Call toll free - Central time
   ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

     FOR ADDITIONAL       (800) 531-8181
  INFORMATION ABOUT       For account servicing, exchanges,
       MUTUAL FUNDS       or redemptions
                          (800) 531-8448

    RECORDED MUTUAL       24-hour service (from any phone)
  FUND PRICE QUOTES       (800) 531-8066

        MUTUAL FUND       (from touch-tone phones only)
     USAA TOUCHLINE       For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          (800) 531-8777

    INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40859-0505                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2005 and 2004 were $183,221 and $175,000, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young, LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,   Quarterly         Review of
               State and City       Diversification   US/UK Tax
               Income and tax       Review under      Treaty and issues
               returns and excise   Subchapter M      related to grantor
               tax calculations                       trust                TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2005     $36,000             $12,107                0           $48,107
FYE 3-31-2004     $34,800             $ 3,000           $1,547           $39,347
--------------------------------------------------------------------------------
TOTAL             $70,800             $15,107           $1,547           $87,454
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2005 and 2004 were $91,107 and $76,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    June 2, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    June 3, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    June 3, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.